Supplemental Information with Respect to Cash Flows (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Supplemental Information with Respect to Cash Flows [Abstract]
Interest amount	$ 42,783
Income taxes